Document and Entity Information	Apr. 29, 2022
Prospectus:
Document Type	497
Document Period End Date	Apr. 29, 2022
Entity Registrant Name	MASSMUTUAL PREMIER FUNDS
Entity Central Index Key	0000927972
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 29, 2022
Document Effective Date	May 01, 2022
Prospectus Date	Feb. 01, 2022
MassMutual Main Street Fund | Class A
Prospectus:
Trading Symbol	MSSAX
MassMutual Main Street Fund | Administrative Class
Prospectus:
Trading Symbol	MMSLX
MassMutual Main Street Fund | Class R3
Prospectus:
Trading Symbol	MMSNX
MassMutual Main Street Fund | Class R5
Prospectus:
Trading Symbol	MMSSX
MassMutual Main Street Fund | Service Class
Prospectus:
Trading Symbol	MMSYX
MassMutual Main Street Fund | Class R4
Prospectus:
Trading Symbol	MSSRX
MassMutual Main Street Fund | Class I
Prospectus:
Trading Symbol	MSZIX
MassMutual Strategic Emerging Markets Fund | Class A
Prospectus:
Trading Symbol	MPASX
MassMutual Strategic Emerging Markets Fund | Administrative Class
Prospectus:
Trading Symbol	MPLSX
MassMutual Strategic Emerging Markets Fund | Class R5
Prospectus:
Trading Symbol	MPSMX
MassMutual Strategic Emerging Markets Fund | Service Class
Prospectus:
Trading Symbol	MPEYX
MassMutual Strategic Emerging Markets Fund | Class I
Prospectus:
Trading Symbol	MPZSX
MassMutual Strategic Emerging Markets Fund | Class R4
Prospectus:
Trading Symbol	MPRSX
MassMutual Strategic Emerging Markets Fund | Class R3
Prospectus:
Trading Symbol	MPZRX